Revenue - Summary of Contract Assets (Detail) - TWD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Disclosure Of Contract Assets In Relation To Revenue [Abstract]
Contract assets	$ 383,883	$ 381,358	$ 400,255